Accounts Receivable, Net	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable as of June 30, 2020 and December 31, 2019 consist of the following:

	June 30, 2020	December 31, 2019
Accounts receivable	$157,082	$98,195
Less: reserve for doubtful accounts	(64,846)	(36,416)
Accounts receivable, net	$92,236	$61,779

During the six months ended June 30, 2020 and 2019, bad debts were $29,122 and $4,509 respectively.